GUARANTEES AND INDEMNITIES	12 Months Ended
Dec. 31, 2013
Guarantees and Indemnities [Abstract]
Guarantees and Indemnities [Text Block]
29.	GUARANTEES AND INDEMNITIES

The company has entered into a building lease agreement whereby it has agreed to continue making the prescribed lease payments directly to the financial institution holding the mortgage on the building in the event the lessor is no longer able to meet its contractual obligations (note 7). The value of the mortgage was $1.0 million on December 31, 2013 (December 31, 2012 – $3.0 million; September 30, 2012 – $3.4 million). This agreement does not increase the company’s liability beyond the obligation under the building lease.